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[LOGO] WESTCORE FUNDS             Equity & Bond Funds Prospectus
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                            [PICTURE OF MOUNTAINS]








              WESTCORE EQUITY FUNDS                          WESTCORE BOND FUNDS
         WESTCORE MIDCO GROWTH FUND                 WESTCORE LONG-TERM BOND FUND
            WESTCORE BLUE CHIP FUND         WESTCORE INTERMEDIATE-TERM BOND FUND
    WESTCORE GROWTH AND INCOME FUND            WESTCORE COLORADO TAX-EXEMPT FUND
WESTCORE SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------
                   WESTCORE FUNDS ARE MANAGED BY DENVER INVESTMENT ADVISORS LLC.

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[LOGO]  WESTCORE FUNDS
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                                                                 OCTOBER 1, 1996







[PICTURE OF MOUNTAINS]
WESTCORE
   FUNDS

EQUITY AND BOND FUNDS PROSPECTUS




This Prospectus describes seven mutual funds (the "Funds") offered by Westcore Trust ("Westcore" or the "Trust") including four equity funds, two taxable bond funds and one tax-exempt bond fund, each with a different investment objective. All Westcore Funds are no-load investments. This permits you to purchase and sell shares of a Fund without a sales charge. If you enroll in our Automatic Investment Plan, you can open your account for as little as $50 a month. Otherwise, the minimum initial investment is normally $1,000.

This Prospectus sets forth information that you should consider before investing. Please read this prospectus and keep it for future reference. It contains important information including how each Fund invests and shareholder services available to you. Additional information is contained in a Statement of Additional Information ("SAI"), dated October 1, 1996, on file with the Securities and Exchange Commission (the "SEC"). You may obtain a free copy of the SAI by writing or calling Westcore at the address or telephone number shown below. The SAI is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





--------------------------------------------------------------------------------
East Beckwith Mountain (12,432-foot), West Elk Mountains, Colorado
                                                       Photographer: Eric Wunrow

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                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------



W  e  s  t  c  o  r  e     F  u  n  d  s

EQUITY & BOND FUNDS PROSPECTUS


Denver Investment Advisors LLC ("Denver Investment Advisors" or the "Investment Advisor") serves as investment adviser to each Fund. Denver Investment Advisors and its predecessors have over 38 years of investment management experience and Denver Investment Advisors currently manages over $9.7 billion in assets for clients such as corporations, insurance companies and individuals. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Westcore Funds' distributor.



[PICTURE OF MOUNTAINS]

Table of Contents
--------------------------------------------------
                                             PAGES

Fund Information
Fund Highlights. . . . . . . . . . . . . . . .  2
Expense Information. . . . . . . . . . . . . .  3
Financial Highlights . . . . . . . . . . . . .  4
Fund Specifics . . . . . . . . . . . . . . . . 11
Investment Objectives and Policies . . . . . . 11
  Westcore Equity Funds. . . . . . . . . . . . 11
  Westcore Bond Funds. . . . . . . . . . . . . 13
Fundamental Investment Limitations . . . . . . 17

How to Invest
How to Open and Add to
  Your Account . . . . . . . . . . . . . . . . 18
Minimum Investments. . . . . . . . . . . . . . 19
How to Exchange Fund Shares. . . . . . . . . . 19
How to Redeem Fund Shares. . . . . . . . . . . 20
Price of Fund Shares . . . . . . . . . . . . . 21
Accounts Opened Through
  a Service Organization . . . . . . . . . . . 21
General Account Policies . . . . . . . . . . . 21

Other Information
Distributions and Taxes. . . . . . . . . . . . 22
Performance Reporting. . . . . . . . . . . . . 24
Management of the Funds. . . . . . . . . . . . 25
Inquiries. . . . . . . . . . . . . . . . . . . 27

Supplemental Information
Information on Investment Policies
  and Additional Risk Factors. . . . . . . . . 28

Appendix
Rating Categories. . . . . . . . . . . . . . . 33

--------------------------------------------------------------------------------
370 Seventeenth Street - Suite 2700 - Denver, Colorado  80202 -
1-800-392-CORE (2673)                                                          1

[LOGO]  WESTCORE FUNDS           Fund Information
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      FUND
HIGHLIGHTS

[PICTURE OF MOUNTAINS]

This section provides you with a brief overview of the Westcore Funds and summarizes each Fund's investment objectives. A detailed discussion of their investment objectives, policies and risks begins on page 11 and complete information on how to purchase, exchange and redeem Fund shares begins on page 18.


Westcore Equity Funds

Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation by investing primarily in medium-sized growth companies.

Westcore Blue Chip Fund seeks to maximize long-term total return by investing in stocks of large companies headquartered in the United States.

Westcore Growth and Income Fund seeks to maximize long-term total return by investing in equity securities selected for their growth potential and income-producing abilities.

Westcore Small-Cap Opportunity Fund seeks to maximize long-term capital appreciation primarily through investments in domestic and foreign equity securities of small-capitalization companies.

Westcore Bond Funds

Westcore Long-Term Bond Fund seeks to maximize long-term total rate of return by investing primarily in investment grade bonds. The Fund expects to have an average dollar-weighted maturity of at least 10 years.

Westcore Intermediate-Term Bond Fund seeks current income with less volatility of principal by investing primarily in investment grade bonds. The Fund expects to have an average dollar-weighted maturity of between 3 and 6 years.

Westcore Colorado Tax-Exempt Fund seeks to provide income exempt from both federal and Colorado state personal income taxes by emphasizing insured Colorado municipal bonds with intermediate maturities.


--------------------------------------------------------------------------------

Westcore Funds Spectrum

The spectrum below shows Denver Investment Advisors' current assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds to other mutual funds or types of investments.

--------------------------------------------------------------------------------
Fund                                    Conservative     Moderate     Aggressive
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                                         X
--------------------------------------------------------------------------------
Westcore Blue Chip Fund                                      X
--------------------------------------------------------------------------------
Westcore Growth and Income Fund                              X
--------------------------------------------------------------------------------
Westcore Small-Cap Opportunity Fund                                X
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Westcore Long-Term Bond Fund                           X
--------------------------------------------------------------------------------
Westcore Intermediate-Term Bond Fund                X
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Westcore Colorado Tax-Exempt Fund                     X
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2

Expense Information                               Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[PICTURE OF MOUNTAINS]

     The example illustrates the effect of expenses and should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


     The tables and example below show you the various costs and expenses you will bear directly or indirectly as an investor in the Westcore Funds. SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying, exchanging or selling shares of a Westcore Fund. The no-load Westcore Funds do not charge any Shareholder Transaction Expenses. ANNUAL FUND OPERATING EXPENSES, which are based on amounts incurred during the most recent fiscal year, restated to reflect current expenses, are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services.

     The fee waivers and expense reimbursements reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

     If you own shares through certain Service Organizations (as described in the section entitled "How to Invest") you may pay account charges in connection with the maintenance of your account at the Service Organization. These account charges are in addition to the expenses shown below.

     For more complete descriptions of shareholder transaction expenses and the Funds' operating expenses, see "How to Invest" and "Management of the Funds" in this Prospectus and the financial statements and related notes included in the Statement of Additional Information.

----------------------------------------------------------------------------------------------------------------------------------
                          Westcore       Westcore       Westcore       Westcore       Westcore       Westcore       Westcore
                            MIDCO          Blue        Growth and      Small-Cap      Long-Term    Intermediate-    Colorado
                           Growth          Chip          Income       Opportunity       Bond         Term Bond     Tax-Exempt
                            Fund           Fund           Fund           Fund           Fund           Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
 Shareholder
 Transaction Expenses       None           None           None           None           None           None           None
----------------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------------
 Management Fees            0.65%          0.65%          0.65%          1.00%          0.45%          0.45%        0.00%(2)
 12b-1 Fees                 None           None           None           None           None           None           None
 All Other Expenses         0.50%          0.50%(1)       0.50%(1)       0.30%(1)       0.50%(1)       0.40%(1)       0.50%(1)
 Total Operating Expenses
 (after fee waivers and
 expense reimbursements)    1.15%          1.15%(1)       1.15%(1)       1.30%(1)       0.95%(1)       0.85%(1)       0.50%(1)
----------------------------------------------------------------------------------------------------------------------------------
 Example: Assume you invest $1,000, the annual return on each Fund is 5%, and each Fund's annual operating expenses remain as listed above. The example below shows the operating expenses that you would indirectly bear as an investor in the Funds:
----------------------------------------------------------------------------------------------------------------------------------
 One Year                    $12            $12            $12            $13            $10            $9             $5
 Three Years                  37             37             37             41             30            27             16
 Five Years                   64             64             64             72             53            47             28
 Ten Years                   140            140            140            158            117           105             63
----------------------------------------------------------------------------------------------------------------------------------
(1)  THE ADMINISTRATORS AND THE INVESTMENT ADVISER WITH RESPECT TO THE COLORADO TAX-EXEMPT FUND HAVE ADVISED THE TRUST THAT THEY
     CURRENTLY INTEND TO WAIVE FEES OR REIMBURSE EXPENSES WITH RESPECT TO EACH OF THE FUNDS SO THAT THE TOTAL OPERATING EXPENSES
     OF THE MIDCO GROWTH, BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, LONG-TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO
     TAX-EXEMPT FUNDS WILL NOT EXCEED 1.15%, 1.15%, 1.15%, 1.30%, 0.95%, 0.85%, AND 0.50%, RESPECTIVELY. WITHOUT SUCH FEE WAIVERS
     AND EXPENSE REIMBURSEMENTS, THE TOTAL OPERATING EXPENSES OF THE BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, LONG-
     TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO TAX-EXEMPT FUNDS WOULD BE 1.20%, 1.50%, 1.75%, 1.10%, 0.95% AND 1.20%,
     RESPECTIVELY.
(2)  WITHOUT ADVISORY FEE WAIVERS, THE ADVISORY FEE FOR THE COLORADO TAX-EXEMPT FUND WOULD BE 0.50% OF THE FUND'S AVERAGE DAILY
     NET ASSETS.
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Questions? Call 1-800-392-CORE (2673)                       3

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[LOGO]  WESTCORE FUNDS              Fiancial Highlights
--------------------------------------------------------------------------------

     The tables below provide supplementary information to each Fund's financial statements contained in the Statement of Additional Information and set forth certain information concerning the historic investment results of Fund shares. The financial highlights are based on the financial statements of each Fund, which have been audited by Deloitte & Touche LLP, the Trust's independent auditors, except that the information in the Financial Highlights of the Westcore MIDCO Growth Fund (except for total return) for the period ended May 31, 1987, was audited by other auditors. You should read the tables together with the financial statements and related notes included in the Statement of Additional Information. Further information about the performance of the Funds is available in the Annual Report to Shareholders. You may obtain both the Statement of Additional Information and the Annual Report to Shareholders free of charge by contacting ALPS or the Westcore Trust at 1-800-392-CORE (2673).

Westcore MIDCO Growth Fund                 (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------
                                                               For the Year Ended May 31,
                                  ------------------------------------------------------------------------------
                                      1996      1995      1994     1993     1992      1991      1990      1989
----------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of
  period                            $17.12    $16.09    $15.79   $14.38   $14.00    $11.57    $12.18     $9.82
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------
 Net investment income (loss)       (0.08)      0.00      0.00     0.04     0.06      0.07      0.24      0.19
 Net realized and unrealized gain
  (loss) on investments               6.58      1.56      1.34     2.48     1.84      3.16      1.32      2.52
 Total income (loss) from investment
  operations                          6.50      1.56      1.34     2.52     1.90      3.23      1.56      2.71
----------------------------------------------------------------------------------------------------------------
Dividends and Distributions to
Shareholders
----------------------------------------------------------------------------------------------------------------
 Dividends from net investment
  income                              0.00      0.00      0.00     0.00   (0.32)    (0.08)    (0.24)    (0.10)
 Distributions from net realized
  gain on investments               (0.72)    (0.53)    (1.03)   (1.11)   (1.20)    (0.72)    (1.93)    (0.25)
 Return of capital                    0.00      0.00    (0.01)     0.00     0.00      0.00      0.00      0.00
 Total dividends, distributions and
 return of capital to shareholders  (0.72)    (0.53)    (1.04)   (1.11)   (1.52)    (0.80)    (2.17)    (0.35)
 Net asset value-end of period      $22.90    $17.12    $16.09   $15.79   $14.38    $14.00    $11.57    $12.18
 Total return                       38.62%    10.05%     8.37%   18.04%   14.09%    30.44%    15.33%    28.46%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period
  (000 omitted)                   $656,490  $401,760  $335,453 $231,595 $180,681  $131,420   $85,209   $81,948
 Ratio of expenses to average
  net assets                         1.08%     0.94%     0.84%    0.83%    0.80%     0.78%     0.83%     0.80%
 Ratio of net investment income
  (loss) to average net assets     (0.42%)   (0.03%)   (0.09%)    0.04%    0.12%     0.58%     2.05%     1.21%
 Ratio of expenses to average
  net assets without fee waivers     1.10%     0.96%     0.87%    0.85%    0.85%     0.88%     0.88%     0.85%
 Ratio of net investment income
  (loss) to average net assets
  without fee waivers              (0.44%)   (0.05%)   (0.12%)    0.02%    0.07%     0.48%     2.00%     1.16%
 Portfolio turnover rate(2)         62.83%    50.19%    52.05%   56.23%   48.17%    75.43%    86.62%    74.03%
----------------------------------------------------------------------------------------------------------------


                                            ----------------------

                                                 1988      1987(1)
                                            ----------------------
 Net asset value-beginning of
  period                                       $12.20       $10.00
------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net investment income (loss)                    0.03         0.20
 Net realized and unrealized gain
  (loss) on investments                        (1.47)         2.00
 Total income (loss) from investment
  operations                                   (1.44)         2.20
------------------------------------------------------------------
Dividends and Distributions to Shareholders
------------------------------------------------------------------
 Dividends from net investment
  income                                       (0.28)         0.00
 Distributions from net realized
  gain on investments                          (0.66)         0.00
 Return of capital                               0.00         0.00
 Total dividends, distributions and
 return of capital to shareholders             (0.94)         0.00
 Net asset value-end of period                  $9.82       $12.20
 Total return                                (13.09%)       26.53%(3)(4)
------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------
 Net assets, end of period
  (000 omitted)                                  $557         $439
 Ratio of expenses to average
  net assets                                    1.33%        0.00%(3)
 Ratio of net investment income
  (loss) to average net assets                  0.02%        2.52%(3)
 Ratio of expenses to average
  net assets without fee waivers                2.20%        2.20%(3)
 Ratio of net investment income
  (loss) to average net assets
  without fee waivers                         (0.85%)        0.32%(3)
 Portfolio turnover rate(2)                    91.57%       54.03%(3)
-----------------------------------------------------------------------------------------------------------------------------------
(1)  COMMENCEMENT OF OPERATIONS WAS ON AUGUST 1, 1986.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF INVESTMENT
     SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $387,990,462 AND $324,571,405, RESPECTIVELY.

(3)  ANNUALIZED.            (4) UNAUDITED.
-----------------------------------------------------------------------------------------------------------------------------------
4


                                                                                                    Equity & Bond Funds Prospectus
----------------------------------------------------------------------------------------------------------------------------------

Westcore Blue Chip Fund                                  (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
(Formerly the Westcore Modern Value Equity Fund)                             For the Year Ended May 31,
                                                    ------------------------------------------------------------------------------
                                                        1996      1995      1994      1993      1992      1991      1990   1989(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                  $14.70    $12.70    $13.87    $13.35    $12.68    $11.74    $11.10    $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                  0.25      0.23      0.40      0.34      0.28      0.29      0.44      0.39
 Net realized and unrealized gain on investments        4.03      2.12      0.04      1.13      0.95      1.15      0.82      1.02
 Total income from investment operations                4.28      2.35      0.44      1.47      1.23      1.44      1.26      1.41
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                 (0.27)    (0.16)    (0.43)    (0.21)    (0.35)    (0.30)    (0.46)    (0.31)
 Distributions from net realized gain on investments  (1.30)    (0.19)    (1.18)    (0.74)    (0.21)    (0.20)    (0.16)      0.00
 Total dividends and distributions to shareholders    (1.57)    (0.35)    (1.61)    (0.95)    (0.56)    (0.50)    (0.62)    (0.31)
 Net asset value-end of period                        $17.41    $14.70    $12.70    $13.87    $13.35    $12.68    $11.74    $11.10
 Total return                                         30.48%    19.03%     3.12%    11.62%    10.02%    13.08%    11.74%    14.42%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)             $68,286   $52,545   $36,674   $28,176   $30,572   $27,208   $25,857   $28,088
 Ratio of expenses to average net assets               1.10%     1.01%     1.06%     0.99%     0.91%     0.84%     0.85%     0.88%
 Ratio of net investment income to average net assets  1.52%     1.78%     2.30%     2.37%     2.17%     2.65%     3.81%     3.54%
 Ratio of expenses to average net assets without
  fee waivers                                          1.25%     1.06%     1.09%     1.02%     0.97%     0.94%     0.90%     0.93%
 Ratio of net investment income to average
  net assets without fee waivers                       1.38%     1.73%     2.27%     2.34%     2.11%     2.55%     3.76%     3.49%
 Portfolio turnover rate(2)                           65.11%    61.72%    41.32%    85.53%   123.91%   142.01%   158.54%   175.23%
----------------------------------------------------------------------------------------------------------------------------------
(1)  COMMENCEMENT OF OPERATIONS OCCURRED ON THE FIRST DAY OF THIS PERIOD.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD.  PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $37,959,388 AND $38,051,658,
     RESPECTIVELY.

----------------------------------------------------------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                                                                            5

[LOGO] WESTCORE FUNDS     Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------

Westcore Growth and Income Fund                               (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
(Formerly the Westcore Equity Income Fund)                       Westcore Equity Income Fund(1) for the Year Ended May 31,
                                                    ------------------------------------------------------------------------------
                                                        1996      1995      1994      1993      1992      1991      1990   1989(2)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                  $10.50    $10.62    $11.51    $10.99    $10.10     $9.94    $10.43    $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                  0.15      0.20      0.51      0.32      0.32      0.32      0.36      0.40
 Net realized and unrealized gain (loss)
  on investments                                        2.57      0.15    (0.30)      0.68      1.05      0.48      1.02      1.05
 Total income from investment operations                2.72      0.35      0.21      1.00      1.37      0.80      1.38      1.45
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                 (0.24)    (0.21)    (0.54)    (0.20)    (0.43)    (0.33)    (0.37)    (0.33)
 Distributions from net realized gain on investments  (0.66)    (0.26)    (0.56)    (0.28)    (0.05)    (0.31)    (1.50)    (0.69)
 Total dividends and distributions to shareholders    (0.90)    (0.47)    (1.10)    (0.48)    (0.48)    (0.64)    (1.87)    (1.02)
 Net asset value-end of period                        $12.32    $10.50    $10.62    $11.51    $10.99    $10.10     $9.94    $10.43
 Total return                                         27.25%     3.73%     1.71%     9.41%    14.12%     9.07%    14.58%    15.98%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)             $25,387   $27,029   $42,644   $35,791   $25,128   $19,932   $16,583   $12,594
 Ratio of expenses to average net assets               1.22%     1.17%     1.03%     0.99%     0.95%     0.90%     0.93%     0.97%
 Ratio of net investment income to average net assets  1.34%     2.09%     4.45%     2.75%     3.03%     3.51%     3.45%     3.75%
 Ratio of expenses to average net assets without
  fee waivers                                          1.51%     1.22%     1.06%     1.03%     1.02%     1.00%     0.98%     1.02%
 Ratio of net investment income to
  average net assets without fee waivers               1.05%     2.04%     4.42%     2.71%     2.96%     3.41%     3.40%     3.70%
 Portfolio turnover rate(3)                           88.31%    81.14%    53.86%    61.24%    68.56%    64.94%    59.36%   100.22%
----------------------------------------------------------------------------------------------------------------------------------
(1)  THE WESTCORE EQUITY INCOME FUND IS THE FORMER NAME OF THE WESTCORE GROWTH AND INCOME FUND. THE FUND'S NAME WAS CHANGED AS OF
     JANUARY 1, 1996, TO REFLECT A DIFFERENT INVESTMENT OBJECTIVE AND DIFFERENT INVESTMENT POLICIES.  PRIOR TO JANUARY 1, 1996,
     THE FUND'S INVESTMENT OBJECTIVE WAS TO SEEK REASONABLE INCOME THROUGH INVESTMENTS IN INCOME-PRODUCING SECURITIES. AS OF
     JANUARY 1, 1996, THE FUND'S INVESTMENT OBJECTIVE WAS REVISED TO SEEK LONG-TERM TOTAL RETURN THROUGH CAPITAL APPRECIATION AND
     CURRENT INCOME. A NEW PORTFOLIO MANAGER HAS MANAGED THE FUND SINCE OCTOBER 1995. PAST PERFORMANCE IS NOT INTENDED TO BE
     INDICATIVE OR REPRESENTATIVE OF FUTURE PERFORMANCE.

(2)  COMMENCEMENT OF OPERATIONS WAS ON THE FIRST DAY OF THIS PERIOD.

(3)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $23,528,402 AND $35,671,719,
     RESPECTIVELY.
----------------------------------------------------------------------------------------------------------------------------------
6

                                                                                                    Equity & Bond Funds Prospectus
----------------------------------------------------------------------------------------------------------------------------------

Westcore Small-Cap Opportunity Fund                       (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                               For the Year Ended May 31,
                                                                     -------------------------------------------------------------
                                                                       1996                1995             1994(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                                 $15.95              $14.97              $15.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                 0.04                0.09                0.05
 Net realized and unrealized gain (loss) on investments                5.86                1.11              (0.05)
 Total income from investment operations                               5.90                1.20                0.00
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                                (0.06)              (0.10)              (0.03)
 Distributions from net realized gain on investments                 (0.44)              (0.12)                0.00
 Total dividends and distributions to shareholders                   (0.50)              (0.22)              (0.03)
 Net asset value-end of period                                       $21.35              $15.95              $14.97
 Total return(3)                                                     37.49%               8.15%             (0.07%)(3)
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)                            $23,951              $9,703              $2,159
 Ratio of expenses to average net assets                              1.30%               1.27%               1.38%(3)
 Ratio of net investment income to average net assets                 0.24%               0.61%               1.00%(3)
 Ratio of expenses to average net assets without fee waivers          2.20%               2.77%               6.56%(3)
 Ratio of net investment income (loss) to
  average net assets without fee waivers                            (0.67%)             (0.89%)             (4.18%)(3)
 Portfolio turnover rate(2)                                          47.83%              59.17%              64.31%(3)
----------------------------------------------------------------------------------------------------------------------------------
(1)  THE FUND COMMENCED OPERATIONS ON DECEMBER 28, 1993.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $14,769,419 AND $7,829,753,
     RESPECTIVELY.

(3)  ANNUALIZED.

----------------------------------------------------------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                                                                            7

[LOGO] WESTCORE FUNDS      Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------

Westcore Long-Term Bond Fund                              (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                               For the Year Ended May 31,
                                                    ------------------------------------------------------------------------------
                                                         1996     1995      1994      1993      1992      1991      1990   1989(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                    $9.87    $9.22    $11.25    $10.60    $10.01    $10.11    $10.36    $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                   0.61     0.59      0.62      0.77      0.80      1.08      0.93      0.91
 Net realized and unrealized gain (loss) on
  investments                                          (0.27)     0.66    (0.51)      0.99      0.56      0.04    (0.21)      0.33
 Total income from investment operations                 0.34     1.25      0.11      1.76      1.36      1.12      0.72      1.24
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                  (0.62)   (0.60)    (0.62)    (0.78)    (0.77)    (1.11)    (0.93)    (0.88)
 Distributions from net realized gain on investments     0.00     0.00    (1.52)    (0.33)      0.00    (0.11)    (0.04)      0.00
 Total dividends and distributions to shareholders     (0.62)   (0.60)    (2.14)    (1.11)    (0.77)    (1.22)    (0.97)    (0.88)
 Net asset value-end of period                          $9.59    $9.87     $9.22    $11.25    $10.60    $10.01    $10.11    $10.36
 Total Return                                           3.41%   14.37%   (0.25%)    17.40%    14.04%    11.87%     7.06%    13.03%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)              $25,070  $33,440   $26,962   $26,281   $30,800   $27,448   $18,113   $15,403
 Ratio of expenses to average net assets                0.90%    0.94%     0.89%     0.77%     0.70%     0.65%     0.73%     0.73%
 Ratio of net investment income to average net assets   6.07%    6.54%     5.74%     6.63%     7.59%     8.29%     8.99%     8.93%
 Ratio of expenses to average net assets without
  fee waivers                                           1.07%    0.99%     0.92%     0.80%     0.74%     0.73%     0.78%     0.78%
 Ratio of net investment income to
  average net assets without fee waivers                5.90%    6.49%     5.71%     6.60%     7.55%     8.21%     8.94%     8.88%
 Portfolio turnover rate(2)                            33.10%   25.09%    52.82%    79.16%    51.79%    81.13%    40.21%    68.94%
----------------------------------------------------------------------------------------------------------------------------------
(1)  COMMENCEMENT OF OPERATIONS OCCURRED ON THE FIRST DAY OF THIS PERIOD.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $9,489,738 AND $17,274,608,
     RESPECTIVELY.
----------------------------------------------------------------------------------------------------------------------------------
8

                                                                                                   Equity & Bond Funds Prospectus
---------------------------------------------------------------------------------------------------------------------------------

Westcore Intermediate-Term Bond Fund                      (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the Year Ended May 31,
                                                    ------------------------------------------------------------------------------
                                                         1996     1995      1994      1993      1992      1991      1990   1989(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                   $10.27   $10.02    $10.70    $10.14     $9.80     $9.91     $9.99    $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                   0.60     0.58      0.55      0.67      0.78      0.87      0.84      0.85
 Net realized and unrealized gain (loss)
  on investments                                       (0.17)     0.27    (0.52)      0.53      0.39    (0.10)    (0.08)    (0.04)
 Total income from investment operations                 0.43     0.85      0.03      1.20      1.17      0.77      0.76      0.81
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                  (0.60)   (0.60)    (0.53)    (0.64)    (0.83)    (0.88)    (0.84)    (0.82)
 Distributions from net realized gain on investments     0.00     0.00    (0.18)      0.00      0.00      0.00      0.00      0.00
 Total dividends and distributions to shareholders     (0.60)   (0.60)    (0.71)    (0.64)    (0.83)    (0.88)    (0.84)    (0.82)
 Net asset value-end of period                         $10.10   $10.27    $10.02    $10.70    $10.14     $9.80     $9.91     $9.99
 Total return                                           4.26%    8.93%     0.10%    12.16%    12.42%     8.30%     7.82%     8.53%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)              $83,039  $97,619   $88,965   $99,469   $87,712   $68,958  $107,288  $110,962
 Ratio of expenses to average net assets                0.81%    0.77%     0.68%     0.65%     0.61%     0.59%     0.59%     0.60%
 Ratio of net investment income to average net assets   5.78%    5.86%     5.03%     6.37%     7.73%     9.01%     8.32%     8.59%
 Ratio of expenses to average net assets
  without fee waivers                                   0.92%    0.80%     0.70%     0.67%     0.65%     0.65%     0.64%     0.65%
 Ratio of net investment income to
  average net assets without fee waivers                5.67%    5.83%     5.00%     6.35%     7.69%     8.95%     8.27%     8.54%
 Portfolio turnover rate(2)                            71.97%   60.86%    65.04%    87.17%    53.92%    80.20%    71.42%    63.30%
----------------------------------------------------------------------------------------------------------------------------------
(1)  COMMENCEMENT OF OPERATIONS WAS ON THE FIRST DAY OF THIS PERIOD.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD.  PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $61,945,342 AND $78,767,790,
     RESPECTIVELY.
----------------------------------------------------------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                                                                            9

[LOGO] WESTCORE FUNDS      Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------

Westcore Colorado Tax-Exempt Fund                               (For a Fund Share Outstanding Throughout the Periods Indicated)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the Year Ended May 31,
                                                          ------------------------------------------------------------------------
                                                             1996           1995           1994           1993        1992(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                       $10.70         $10.52         $10.71         $10.25         $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                       0.52           0.52           0.53           0.57           0.58
 Net realized and unrealized gain (loss) on investments    (0.10)           0.20         (0.19)           0.46           0.23
 Total income from investment operations                     0.42           0.72           0.34           1.03           0.81
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                      (0.51)         (0.54)         (0.53)         (0.57)         (0.56)
 Distributions from net realized gain on investments         0.00           0.00           0.00           0.00           0.00
 Total dividends and distributions to shareholders         (0.51)         (0.54)         (0.53)         (0.57)         (0.56)
 Net asset value-end of period                             $10.61         $10.70         $10.52         $10.71         $10.25
 Total return                                               3.97%          7.16%          3.22%         10.27%          8.36%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)                  $13,992        $10,792        $10,553         $7,326         $4,511
 Ratio of expenses to average net assets                    0.44%          0.42%          0.27%          0.22%          0.11%
 Ratio of net investment income to average net assets       4.87%          5.03%          4.98%          5.45%          5.84%
 Ratio of expenses to average net assets without fee
  waivers                                                   1.43%          1.62%          1.59%          1.88%          1.65%
 Ratio of net investment income to average net assets
  without fee waivers                                       3.88%          3.83%          3.65%          3.79%          4.30%
 Portfolio turnover rate(2)                                10.23%          3.15%          9.76%          1.82%         12.95%
----------------------------------------------------------------------------------------------------------------------------------
(1)  COMMENCEMENT OF OPERATIONS WAS THE FIRST DAY OF THIS PERIOD.

(2)  A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
     SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
     DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD.  PURCHASES AND SALES OF
     INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 31, 1996 WERE $5,353,679 AND $1,127,047,
     RESPECTIVELY.
----------------------------------------------------------------------------------------------------------------------------------
10

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Fund Specifics:
Equity Funds


[PICTURE OF MOUNTAINS]


To help you decide which Westcore Fund is appropriate for you, this section looks more closely at the Funds' investment objectives, policies and securities in which they invest. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Fund. You should also review carefully the section entitled "Supplemental Information - Information on Investment Policies and Additional Risk Factors" for a more detailed discussion of the instruments in which the Funds may invest and their associated risks. There can be no assurance that a Fund will achieve its investment objective.

--------------------------------------------------------------------------------
Investment Objectives & Policies
--------------------------------------------------------------------------------

Upon notice to shareholders, each Fund's investment objective and policies may be changed by the Trust's Board of Trustees without the approval of shareholders. In the event of a change, you may want to consider whether that Fund remains a suitable investment for you.

--------------------------------------------------------------------------------
Westcore Equity Funds
--------------------------------------------------------------------------------

The Westcore Equity Funds are designed for long-term investors who can tolerate the risks associated with investments in common stocks. They are most suitable for investors with a long-term investment horizon. The following questions are designed to help you better understand an investment in the Westcore Equity Funds.

What is each Westcore Equity Fund's investment objective, and what are its primary investments?
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation (rather than current income) by investing primarily in common stocks. The Investment Adviser uses fundamental research techniques to identify medium-sized growth companies it believes to be attractive. The Investment Adviser believes medium-sized companies' earnings may be greatly impacted by factors such as new products and services, and more entrepreneurial management. Medium-sized companies may also have better opportunities for growth by gaining market share. In the Investment Adviser's view, medium-sized company securities may tend to be less volatile than the securities of smaller companies, while providing higher returns than larger company stocks.

Westcore Blue Chip Fund seeks a high level of long-term total return through capital appreciation and current income consistent with investment primarily in a diversified portfolio of large company common stocks. The Investment Adviser uses a value-oriented approach to identify large, established companies that may be underpriced. The Investment Adviser believes that, due to their size, large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics, in the Investment Adviser's view, may result in increased stability for the company and a lower-risk investment. The Investment Adviser combines a quantitative approach with a qualitative research discipline to individually select and invest in stocks of larger companies that it believes to be undervalued and to have improving growth prospects, and to seek to avoid investing in companies it believes are mature and lack meaningful opportunities.

Westcore Growth and Income Fund seeks long-term total return through capital appreciation and current income. The stocks purchased by this Fund are generally large to medium in terms of market capitalization, and, in the Investment Adviser's judgment, are high-quality, based on financial characteristics and management capability. The Investment Adviser uses fundamental research techniques in an effort to structure the portfolio to generally have a dividend yield close to the yield on the S&P 500 stock index, to have potential earnings growth higher than the S&P 500 and a market risk level approximately equal to the S&P 500.

Westcore Small-Cap Opportunity Fund seeks to maximize long-term capital appreciation primarily through diversified investments in equity securities of small-capitalization companies. The Investment Adviser uses a value-oriented style to identify small companies where the stocks are believed to be attractively priced based on valuation measures including lower price-to-earnings and lower price-to-book value ratios. The Investment Adviser believes that this emphasis on valuation produces a portfolio of stocks with strong potential for price appreciation--and lower volatility than is commonly associated with small company stocks. The investment approach focuses on stock selection and uses quantitative and qualitative research to identify small company stocks which are undervalued and where, in the Investment Adviser's view, the fundamental business outlook and earnings potential is becoming more attractive.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         11

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
Equity Funds (Continued)


[PICTURE OF MOUNTAINS]


In what types of securities do the Westcore Equity Funds invest?
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund primarily invests in medium-sized companies which generally have market capitalizations of $250 million to $5 billion and revenues of $100 million to $6 billion at the time of purchase. The Fund does not invest in companies that, at the time of purchase are ranked among the largest 100 companies in FORTUNE MAGAZINE'S annual ranking of "The Largest U.S. Industrial and Service Corporations" in terms of revenues or market capitalization. Up to 25% of the Fund's assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through American Depository Receipts ("ADRs"). During normal market conditions, the Fund invests at least 65% of its total assets in companies with market capitalizations of at least $250 million.

Westcore Blue Chip Fund invests primarily in approximately 50 common stocks from a universe of 300-400 of the largest dividend-paying companies (ranked by either market capitalization or revenues) headquartered in the United States. During normal market conditions, at least 65% of the Fund's total assets will be invested in securities of these companies.

Westcore Growth and Income Fund purchases common stocks primarily from a universe of domestic companies that are selected for their growth potential and established dividend-paying histories. During normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities selected for their potential for capital appreciation and their ability to produce above-average earnings and dividend growth.

Westcore Small-Cap Opportunity Fund invests primarily in equity securities of small-capitalization companies. During normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. and foreign companies with capitalizations of $1 billion or less. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock. The remaining portion of the Fund's assets may be invested in securities of companies with larger market capitalizations.

What are the other investment policies of the Westcore Equity Funds?
--------------------------------------------------------------------------------
  Each Westcore Equity Fund may also invest in options and futures. The Westcore MIDCO Growth, Growth and Income and Small-Cap Opportunity Funds may also invest in preferred stocks, warrants and foreign currency transactions. Additionally, the Westcore MIDCO Growth, Growth and Income and Small-Cap Opportunity Funds may invest up to 15% of their total assets in securities convertible into common stock rated below investment grade (i.e., lower-rated securities) or unrated securities determined to be of comparable quality. The Westcore MIDCO Growth and Growth and Income Funds may also invest, directly or indirectly, up to 25% of their respective total assets in securities issued by foreign companies. There is no limitation on the amount of the Westcore Small-Cap Opportunity Fund's total assets that may be held in foreign securities.

  Each Westcore Equity Fund may invest in short-term instruments such as U.S. government obligations, money market instruments, repurchase agreements and securities issued by other investment companies (within the limits prescribed by the Investment Company Act of 1940, as amended ["1940 Act"]). In addition, each Fund may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis. Each Fund may hold uninvested cash reserves (which would not earn income) pending investment, to meet anticipated redemption requests or during temporary defensive periods.

What is the main risk of investing in an equity fund?
--------------------------------------------------------------------------------
  The fundamental risk associated with any equity fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

  Although smaller or newer issuers are more likely to realize more substantial growth than larger or more established issuers, they are more likely to suffer more significant losses. Investments in such companies can be both more volatile and more speculative.

--------------------------------------------------------------------------------
12

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Fund Specifics:
Bond Funds


[PICTURE OF MOUNTAINS]


For a discussion of risks related to such investments as lower rated securities or "junk bonds," options and futures, foreign currency exchange transactions and "derivative" instruments in general in which the Funds may invest, see "Supplemental Information- Information on Investment Policies and Additional Risk Factors" beginning on page 28.

Which Westcore Equity Funds are diversified, and what does that mean?
--------------------------------------------------------------------------------
  All the Westcore Equity Funds are diversified. Diversification is a means of reducing risk by investing a Fund's assets in a broad range of stocks or other securities in various industries and economic sectors. Diversification does not provide assurance against the possibility of loss.

How do the Westcore Equity Funds try to reduce risk?
--------------------------------------------------------------------------------
- Diversification of a Fund's assets reduces the effect of any single holding on its overall portfolio value.

- The Funds may adjust the securities they hold to include issues which are believed to involve less risk.

- A Fund may use futures, options and similar instruments to attempt to hedge its portfolio against disadvantageous movements in securities' prices and interest rates. The Westcore MIDCO Growth, Growth and Income and Small-Cap Opportunity Funds may use various currency-hedging techniques, including forward currency contracts, to manage exchange-rate risk when investing directly in foreign markets.

- To the extent that a Fund holds a large cash position, it may not participate in market declines (or advances) to the same degree as a fund that is more fully invested in common stocks.

What is meant by "market capitalization"?
--------------------------------------------------------------------------------
  Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for the Westcore MIDCO Growth, Blue Chip and Small-Cap Opportunity Funds.

--------------------------------------------------------------------------------
  Westcore Bond Funds
--------------------------------------------------------------------------------

The following questions are designed to help you better understand an investment in the Westcore Bond Funds.

What are the investment objectives of the Westcore Bond Funds?
--------------------------------------------------------------------------------
Westcore Long-Term Bond Fund seeks a high level of long-term total rate of return (i.e., income plus capital appreciation).

Westcore Intermediate-Term Bond Fund seeks current income with relatively small volatility of principal through investment in investment-grade securities and high-quality money market instruments.

Westcore Colorado Tax-Exempt Fund seeks to provide investors with income exempt from federal income taxes and Colorado state income taxes consistent with safety and stability of principal.

What are the primary investments of the Westcore Bond Funds?
--------------------------------------------------------------------------------
  The Westcore Long-Term Bond and Intermediate-Term Bond Funds are diversified funds that invest at least 65% of their total assets in a broad range of debt obligations during normal market conditions. Debt obligations include fixed and variable-rate bonds; asset-backed and mortgage-backed securities; zero coupon bonds; debentures; obligations convertible into common stocks; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; dollar-denominated debt obligations of foreign issuers including foreign corporations and foreign governments; municipal obligations; and money market instruments.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         13

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
Bond Funds (Continued)


[PICTURE OF MOUNTAINS]


  The Westcore Colorado Tax-Exempt Fund is a non-diversified fund that invests substantially all of its assets (i.e., at least 80%) in debt instruments issued by or on behalf of the state of Colorado ("Colorado Obligations"), other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). The Fund normally will invest at least 65% of its total assets in Colorado Obligations. The Colorado Tax-Exempt Fund currently intends to invest at least 75% of its assets in Municipal Obligations covered by insurance policies.

What is the investment quality of the assets of the Westcore Bond Funds?
--------------------------------------------------------------------------------
  Debt obligations acquired by the Westcore Long-Term Bond and Intermediate-Term Bond Funds will be at least investment-grade at the time of purchase. Each Fund's dollar-weighted average portfolio quality is expected to be "A" or better.

  Municipal Obligations acquired by the Colorado Tax-Exempt Fund will be rated in one of the three highest investment-grade categories at the time of purchase by one or more rating agencies. The Fund may invest up to 10% of its total assets in Colorado Obligations rated at the time of purchase in the fourth highest investment-grade category when acceptable Colorado Obligations with higher ratings are unavailable for investment by the Fund. The Fund may invest in unrated obligations only if Denver Investment Advisors determines they are comparable in quality to instruments that meet the Fund's rating requirements.

  If the rating of an obligation held by a Fund is reduced below the Fund's rating requirements, the Investment Adviser will sell the obligation when it is in the best interests of the Fund to do so.

For a description of ratings, please review the Appendix "Rating Categories."

Do the Westcore Bond Funds invest in any other types of securities?
--------------------------------------------------------------------------------
  The Westcore Long-Term Bond and Intermediate-Term Bond Funds may invest in obligations convertible into common stocks and may acquire common stocks, warrants or other rights to buy shares only if they are attached to a fixed-income obligation. Common stock received through the conversion of convertible debt obligations will normally be sold in an orderly manner as soon as possible. Each Fund may also invest in options and futures. Additionally, each Fund may invest in short-term instruments including repurchase agreements and securities issued by other investment companies (within the limits prescribed by the 1940
Act).

  The Westcore Colorado Tax-Exempt Fund may invest in short-term taxable money market instruments, securities issued by other investment companies which invest in taxable or tax-exempt money market instruments and U.S. government obligations.

  During temporary defensive periods, each Bond Fund may invest without limitation in various short-term investments. The Funds also may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis.

--------------------------------------------------------------------------------
  What are the expected maturities of the Westcore Bond Funds?
--------------------------------------------------------------------------------
  Except during temporary defensive periods or unusual market conditions, Denver Investment Advisors expects that the average dollar-weighted portfolio maturities of the Westcore Bond Funds will be as follows:
--------------------------------------------------------------------------------
                                                                         Average
                                                                 Dollar-Weighted
  Fund                                                                  Maturity
--------------------------------------------------------------------------------
  Westcore Long-Term Bond Fund                                 at least 10 years
  Westcore Intermediate-Term Bond Fund                                 3-6 years
  Westcore Colorado Tax-Exempt Fund                                   7-10 years

--------------------------------------------------------------------------------
14

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


Is an investment in the Westcore Colorado Tax-Exempt Fund a tax-free investment?
--------------------------------------------------------------------------------
  Dividends paid by the Fund which are derived from interest on Colorado Obligations, as well as certain other governmental issuers, will be exempt from regular federal income taxes and Colorado state income taxes. Dividends derived from interest on non-Colorado Obligations will be subject to Colorado state income tax. Because the Fund may invest up to 20% of its net assets in private activity bonds whose interest may be subject to the federal alternative minimum tax, a portion of the dividends paid by the Fund may be treated as a tax preference item for purposes of this tax.
See also "Taxes" in "Other Information" on page 22.

Are there any investment risks unique to the Westcore Colorado Tax-Exempt Fund?
--------------------------------------------------------------------------------
Because the Fund concentrates its investments in Colorado Obligations, it is classified as a non-diversified fund for purposes of the 1940 Act. The Fund's performance may be dependent upon fewer securities than is the case with a diversified portfolio, and the Fund may experience greater fluctuations in net asset value. In addition, although the Fund does not presently intend to do so on a regular basis, it may invest 25% or more of its net assets in industrial development bonds and in other Municipal Obligations, the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in these types of Municipal Obligations and the Fund is non-diversified, it will be more susceptible to economic, political and legal developments than a diversified Fund with similar objectives whose assets are not so concentrated.

How do interest rates affect the value of my investment?
--------------------------------------------------------------------------------
  A fundamental risk associated with any fund that invests in fixed-income securities is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. A bond fund's average dollar-weighted maturity is a measure of how the fund will react to interest rate changes.

What is meant by a Fund's "average dollar-weighted maturity"?
--------------------------------------------------------------------------------
  The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average dollar-weighted maturity. This is calculated by averaging the terms to maturity of bonds held by a Fund with each maturity "weighted" according to the percentage of net assets it represents.

How do the Westcore Bond Funds attempt to manage interest rate risk?
--------------------------------------------------------------------------------
  Each Fund may vary the average dollar-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. A Fund's average dollar-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Westcore Long-Term Bond and Intermediate-Term Bond Funds may also use futures, options and similar instruments to manage interest rate risk.

What is meant by "credit quality"?
--------------------------------------------------------------------------------
  Another fundamental risk associated with all bond funds is credit risk - the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal Obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

How is credit quality measured?
--------------------------------------------------------------------------------
  Ratings published by nationally recognized rating agencies ("Rating Agencies"), such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         15

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
In General


[PICTURE OF MOUNTAINS]


--------------------------------------------------------------------------------
What potential risks and rewards may I experience if I invest in the Westcore Funds?
--------------------------------------------------------------------------------
  An investment in the Westcore Funds presents the potential rewards and risks common to securities investments. The Westcore MIDCO Growth, Blue Chip, Growth and Income and Small-Cap Opportunity Funds invest primarily in common stocks. Although stocks historically have presented greater potential for capital appreciation than debt obligations, they do not provide the same assurance of income and may carry greater risk of loss. The value of an investment in the Westcore Small-Cap Opportunity Fund, in particular, may experience significant fluctuations over time due to the Fund's investments in smaller companies and in convertible securities rated below investment grade which present greater potential price volatility, i.e., the price may go up or down.

  The market value of debt obligations held by the Westcore Funds will also fluctuate, normally rising when interest rates fall and falling when interest rates rise. The value of some debt obligations (such as collateralized mortgage obligations, asset-backed securities, municipal leases and structured notes) may be more volatile than other types of instruments.

  Several of the Funds may invest in foreign securities that are considered attractive by Denver Investment Advisors. In addition to being more costly, foreign securities may be subject to potentially adverse political, governmental and economic developments and changes in foreign currency exchange rates.

  Each Fund may purchase certain derivative instruments which derive their value from the performance of underlying assets, interest or currency exchange rates, or indices. Derivative instruments present, to varying degrees, special market, volatility, leveraging, liquidity, pricing and operations risks. See "Supplemental Information - Risk Factors Associated with Derivative Instruments" on page 32.

  The Funds may lend their securities and enter into repurchase agreements and reverse repurchase agreements with banks and broker/dealers that could experience financial difficulties, and may make limited investments in illiquid securities.

  As the Funds' investment adviser, Denver Investment Advisors will evaluate the rewards and risks presented by all securities purchased by the Funds and will determine how they will be used in furtherance of the investment objectives of the Funds. It is possible, however, that Denver Investment Advisors' evaluations will prove to be inaccurate and, even when accurate, it is possible that the Funds will incur losses.

--------------------------------------------------------------------------------
16

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Fundamental Investment Limitations


[PICTURES OF MOUNTAINS]

--------------------------------------------------------------------------------
What are fundamental investment limitations?
--------------------------------------------------------------------------------
  Fundamental investment limitations are those investment limitations that a Fund may not change without the approval of the holders of a majority of the Fund's outstanding shares. Some are summarized in the tables on the facing page (a complete list is set forth in the Statement of Additional Information).

The Westcore MIDCO Growth, Blue Chip, Growth and Income, Small-Cap Opportunity, Long-Term Bond and Intermediate-Term Bond Funds may not:
--------------------------------------------------------------------------------
- Purchase securities if more than 5% of a Fund's total assets will be invested in the securities of any issuer. However, up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. Certain investments such as U.S. government securities are not subject to this limitation.

- Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies. Each Fund may also lend portfolio securities in an amount not exceeding 30% of its total assets.

The Westcore Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds may not:
--------------------------------------------------------------------------------
- Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of its total assets at the time of such borrowing. No Fund may mortgage, pledge or hypothecate any assets, unless it is in connection with a permissible borrowing and the amounts do not exceed the lesser of the dollar amounts borrowed or 10% of the Fund's total assets at the time of such borrowing.

In addition, the Westcore Colorado Tax-Exempt Fund may not:
--------------------------------------------------------------------------------

- Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this limitation only, securities, the interest on which is treated as a specific tax preference item under the federal alternative minimum tax, are considered taxable.

- Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

- Purchase securities if more than 5% of its total assets will be invested in the securities of any one issuer. However, up to 50% of the Fund's total assets may be invested without regard to the 5% limitation as long as not more than 25% of the Fund's total assets are invested in the securities of any one issuer. Certain investments such as U.S. government securities are not subject to this limitation.

  No Fund will purchase securities so long as its outstanding borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

  If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage due to a change in the value of the Fund's portfolio securities generally will not constitute a violation.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         17

[LOGO]  WESTCORE FUNDS      How To Invest
--------------------------------------------------------------------------------

How To Open And Add To Your Account


[PICTURE OF MOUNTAINS]

Please call Westcore Funds at 1-800-392-CORE (2673) if you have any questions or need any information.

ALPS Mutual Funds Services, Inc. is the distributor for Westcore Funds and has its principal office at 370 Seventeenth Street, Suite 2700, Denver, CO 80202.

This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account. You may open an account and purchase shares of the Westcore Funds by completing an Account Application and returning it to Westcore with your check made payable to Westcore/SSB. You may obtain an Account Application by calling 1-800-392-CORE
(2673).

--------------------------------------------------------------------------------
 To Open An Account
--------------------------------------------------------------------------------

 By Mail                                 Send a completed Account Application
                                         and a check or money order payable in
                                         U.S. dollars and drawn on a bank
                                         located in the U.S. to Westcore Trust,
                                         P.O. Box 8319, Boston, MA 02266-8319.
--------------------------------------------------------------------------------
 In Person                               Bring your completed Account
                                         Application and a check or money order
                                         payable to Westcore/SSB to Westcore
                                         Trust, 370 Seventeenth Street, Suite
                                         2700, Denver, CO 80202.
--------------------------------------------------------------------------------
 Automatically (from your bank account)  Complete the Automatic Investment Plan
                                         Section of your new Account Application
                                         ($50 minimum per transaction), and
                                         return it to Westcore Trust, P.O. Box
                                         8319, Boston, MA 02266-8319.
--------------------------------------------------------------------------------
 By Wire                                 Call 1-800-392-CORE (2673) to receive
                                         wiring instructions.

--------------------------------------------------------------------------------
 To Add To An Account
--------------------------------------------------------------------------------

 By Mail                                 Send a check or money order payable in
                                         U.S. dollars and drawn on a bank
                                         located in the U.S. to Westcore Trust,
                                         P.O. Box 8319, Boston, MA 02266-8319.
                                         Specify your account number and the
                                         name of the Fund(s) in which you are
                                         investing.
--------------------------------------------------------------------------------
 In Person                               Bring your check or money order payable
                                         to Westcore/SSB to Westcore Trust, 370
                                         Seventeenth Street, Suite 2700, Denver,
                                         CO 80202.
--------------------------------------------------------------------------------
 Automatically (from your bank account)  Complete at any time an Automatic
                                         Investment Plan application to have $50
                                         or more automatically withdrawn from
                                         your bank account monthly, quarterly,
                                         or annually.
--------------------------------------------------------------------------------
 By Wire                                 Call 1-800-392-CORE (2673) to receive
                                         wiring instructions.

--------------------------------------------------------------------------------
18

Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------
[PICTURE OF MOUNTAINS]
--------------------------------------------------------------------------------
 Minimum Investments                                             Amount
--------------------------------------------------------------------------------

  To open a new account                                          $1,000
--------------------------------------------------------------------------------
  To open a new retirement or certain other accounts               $250
--------------------------------------------------------------------------------
  To open a new account with an Automatic Investment Plan             0
--------------------------------------------------------------------------------
  To add to any type of an account                                  $50
--------------------------------------------------------------------------------

The minimum investment requirements do not apply to reinvested dividends, purchases by Service Organizations acting on behalf of their customers, officers, trustees, directors, employees and retirees of the Trust, Investment Adviser, Administrators or any direct or indirect subsidiary or any spouse, parent or child of any of these persons.

Please note: Third-party checks will not be accepted by Westcore for the purchase of shares of a Fund.

--------------------------------------------------------------------------------
 How To Exchange Fund Shares
--------------------------------------------------------------------------------

You may exchange your Fund shares for shares of the other Funds or the Compass Capital Money Market Portfolio.* Exchanges must be for at least $1,000 in value per transaction. You should read the Prospectus for the Fund into which you are exchanging. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Westcore Trust may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days' notice.

--------------------------------------------------------------------------------
By Telephone        Call 1-800-392-CORE (2673), and give the account name,
                    account number, name of Fund and amount of exchange ($1,000 minimum).
--------------------------------------------------------------------------------
By Mail             Send a written request to: Westcore Trust, P.O. Box 8319
                    Boston, MA 02266-8319. Submit any share certificates being exchanged, endorsed for transfer.

                    Your written request must:
                    - be signed by each account owner; a signature guarantee is required for exchanges between accounts with unlike registrations;

                    - state the number or dollar amount of shares to be
                      exchanged ($1,000 minimum);

                    - include your account number and tax identification number.

* COMPASS CAPITAL MONEY MARKET PORTFOLIO IS A NO-LOAD MONEY MARKET FUND ADVISED BY PNC ASSET MANAGEMENT GROUP, INC. AND SUB-ADVISED BY PNC INSTITUTIONAL MANAGEMENT CORPORATION AND DISTRIBUTED BY COMPASS DISTRIBUTORS, INC.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         19

--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


You may redeem your Fund shares on any business day. If you have any questions on how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within 7 days after receipt of a valid redemption request. If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally within 3 business days after receipt of a valid redemption request. If you have selected the Systematic Withdrawal Plan, your redemption proceeds will be electronically transferred to your designated bank account within 7 days after withdrawal. If the shares being redeemed were purchased by check, telephone or through the Automatic Investment Program, the Trust may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.
--------------------------------------------------------------------------------

By Telephone               Call 1-800-392-CORE (2673) and give the account name,
                           account number, name of Fund and amount of redemption
                           ($1,000 minimum).

                           If you do not have and would like to add the telephone redemption feature, send a written request to Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319. The request must be signed (and signatures guaranteed) by each account owner.

                           The Trust may impose a dollar limit on telephone redemptions.

(Available only if you checked the appropriate box on the Account
Application.)

Not available for retirement accounts or shares held in
certificate form.
--------------------------------------------------------------------------------
In Person                  During normal business hours, bring your written
                           request to:

                            Westcore Trust,
                            370 Seventeenth Street,
                            Suite 2700,
                            Denver, CO 80202.
--------------------------------------------------------------------------------
By Mail Send a written request to Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319.
                           Submit any share certificates being redeemed, endorsed for transfer.

                           Your written request must:

                           - be signed by each account owner; a signature guarantee is required for any redemption over $10,000 or any redemption being mailed to any address or payee other than that which is on record;

                           - state the number or dollar amount of shares to be redeemed;

                           - include your account number and tax identification number.
--------------------------------------------------------------------------------
By Wire Call 1-800-392-CORE (2673) or write Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319.
                           You will need to provide: account name and number, name of Fund; and amount of redemption ($1,000 minimum per transaction if made by telephone).

                           If you have already opened your account and would like to have the wire redemption feature, send a written request to Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319. The request must be signed (and signatures guaranteed) by each account owner.

(Available only if you checked the appropriate box on the Account
Application.)

--------------------------------------------------------------------------------
By Systematic Withdrawal   Request quarterly or monthly withdrawals in any
                           multiple of $50.
                           Call 1-800-392-CORE (2673) for more information or a form.

                           Participation requires a minimum of $10,000 in a Fund in order to initiate this Plan.

--------------------------------------------------------------------------------
20

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


Price of Fund Shares

  All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment is received in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

  In the case of participants in certain employee benefit plans investing in certain Funds, purchase orders will be processed at the NAV next determined after the Service Organization acting on their behalf receives the purchase order.

  A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

Accounts Opened Through a Service Organization

  You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore. Service Organizations may also impose charges, restrictions or cut-off times different from those applicable to shareholders who invest in Westcore directly.

  A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.

General Account Policies

  If your account balance falls below $750 as a result of redemption and you do not increase the amount to at least $750 within 60 days after notice, your account may be closed and the proceeds sent to you.

  You may choose to initiate certain transactions by telephone. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. It may be difficult to reach the Funds by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described at left.

  Westcore Funds or your Service Organization will send you a statement of your account quarterly and a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information will be mailed to you by January 31 of each year and filed with the Internal Revenue Service. At least twice a year, you will receive financial statements in the form of Annual and Semi-annual Reports of the Funds.

  Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

  The Funds will issue share certificates upon written request only.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         21

[LOGO]  WESTCORE FUNDS      Other Information
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES


[PICTURE OF MOUNTAINS]


A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend.

--------------------------------------------------------------------------------
  Distribution Schedule
--------------------------------------------------------------------------------

                       Income                  Capital
                      Dividends                 Gains
--------------------------------------------------------------------------------
Equity              Declared and            Declared and
Funds              paid quarterly*        paid in December
--------------------------------------------------------------------------------
Bond                Declared and            Declared and
Funds               paid monthly          paid in December
--------------------------------------------------------------------------------

*THE WESTCORE MIDCO GROWTH FUND DISTRIBUTES INCOME DIVIDENDS IN DECEMBER ONLY.


When you open an account, you must specify on your Account Application whether you want to receive your distributions in cash or reinvest them in the distributing Fund or another Fund. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).


--------------------------------------------------------------------------------
  Taxes
--------------------------------------------------------------------------------

Federal

  As with any investment, you should consider the tax implications of an investment in the Funds. The following briefly summarizes some of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation, including the applicability of any state and local taxes. You will be advised at least annually regarding the federal tax treatment of dividends paid to you.

  Dividends paid by the Westcore Equity Funds and the Westcore Long-Term Bond and Intermediate-Term Bond Funds will be subject to federal income tax, whether they were paid in cash or reinvested in additional shares. Federal income taxes for dividends paid to an IRA or other qualified retirement plan are generally deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year.

  The Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be exempt from federal income tax (these dividends are known as "exempt-interest dividends") although any dividends derived from occasional taxable investments will be subject to federal income tax. In addition, shareholders must treat the portion of dividends paid by the Fund derived from interest received on certain private activity bonds as an item of tax preference for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
22

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


  Any capital gain dividend paid by a Fund will be taxable as a long-term capital gain, no matter how long you have held the Fund's shares.

  Any dividends declared by a Fund in October, November or December and payable to shareholders of record during those months will be deemed to have been paid by the Fund and received by shareholders on December 31 of the same year even if the amounts are actually paid in January of the following year.

  If you purchase Fund shares before the record date of a dividend, the entire amount of the dividend, although in effect a return of capital, will be subject to federal income taxes.

  You may realize a taxable gain or loss when you redeem, transfer or exchange shares of a Fund. If you hold shares for six months or less and during that time you receive a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier distribution.

  Because each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), each Fund generally will not be required to pay federal income taxes on its income and capital gains.

Colorado State Taxes

  Shareholders who are subject to Colorado state income tax will not be subject to such tax on dividends paid by the Westcore Colorado Tax-Exempt Fund to the extent that they qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are attributable to any of the following:

- obligations of the State of Colorado or its political subdivisions issued on or after May 1, 1980;

- obligations of the State of Colorado or its political subdivisions issued prior to May 1, 1980 to the extent such interest is specifically exempt from income taxation under the laws of Colorado authorizing the issuance of such obligations;

- obligations of possessions and territories of the United States to the extent federal law exempts such obligations from state taxes; or

- obligations of the United States or its possessions to the extent such obligations are subject to federal income tax.

  However, to the extent distributions are received that are not attributable to the sources described above, such as distributions of short or long-term capital gain, they will not be exempt from Colorado income tax.

  There are no municipal income taxes in Colorado. Moreover, because shares of the Westcore Colorado Tax-Exempt Fund are intangibles, they are not subject to Colorado property tax. Shareholders of the Westcore Colorado Tax-Exempt Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         23

[LOGO]  WESTCORE FUNDS       Other Information (Continued)
--------------------------------------------------------------------------------

Performance Reporting


[PICTURE OF MOUNTAINS]


This section will help you understand various terms that are commonly used to describe a Fund's performance. You may see references to these terms in newsletters, advertisements and in media articles. Newsletters, advertisements and other publications may include comparisons of a Fund's performance to the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

Aggregate Total Return
--------------------------------------------------------------------------------
- reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period.

Average Annual Total Return
--------------------------------------------------------------------------------
- represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

- Both methods of calculating total return assume that you have reinvested dividends made by a Fund during the period in Fund shares.

Yield
--------------------------------------------------------------------------------
- shows the rate of income a Fund earns on its investments as a percentage of its share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the product of the average daily number of shares entitled to receive dividends and the Fund's NAV per share at the end of the 30-day period. The result is then annualized. This represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in NAV.

Tax-Equivalent Yield
--------------------------------------------------------------------------------
- of the Westcore Colorado Tax-Exempt Fund shows the level of the taxable yield needed to produce an after-tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing the Fund's yield by the amount necessary to reflect the payment of federal and Colorado personal income taxes at a stated tax rate. The Fund's tax-equivalent yield will always be higher than its yield.

  Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund's calculations of yield and/or total return.

  Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

--------------------------------------------------------------------------------
24

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS


[PICTURE OF MOUNTAINS]


Board of Trustees
--------------------------------------------------------------------------------
The business and affairs of each Fund are managed under the direction of the Trust's Board of Trustees. The Statement of Additional Information contains information about the Board of Trustees.

Investment Adviser
--------------------------------------------------------------------------------
  Denver Investment Advisors LLC ("Denver Investment Advisors") serves as the investment adviser to the Funds. The Investment Adviser has its principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202. As of September 1, 1996, Denver Investment Advisors had approximately $9.7 billion in assets under active management. In addition to the Trust, Denver Investment Advisors also advises or sub-advises two other investment company portfolios, the Blue Chip Value Fund, Inc. and the PaineWebber Managed Assets Trust-PaineWebber Capital Appreciation Fund.

  Subject to the overall authority of the Trust's Board of Trustees, Denver Investment Advisors has agreed to provide a continuous investment program for the Funds, including investment research and management. These management responsibilities include, among other things, furnishing economic and statistical information as requested by the Trust's trustees and officers. The Investment Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.

Investment Personnel
--------------------------------------------------------------------------------
Todger Anderson, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. He received his B.A. from Colby College and his M.B.A. from the University of Denver.

Varilyn K. Schock, CFA, a Vice President and Director of Quantitative Strategies with Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Blue Chip Fund since 1991 and Westcore Small-Cap Opportunity Fund since its inception. Ms. Schock has been with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1984 and has been a portfolio manager with the company since 1987. She received her B.A. from the University of Denver.

Milford H. Schulhof, II, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Growth and Income Fund since October 1995. Mr. Schulhof has been a Vice President and portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc. since 1985. He received his B.S.B.A. from Drake University and his M.B.A. from the University of Denver.

John R. Cormey, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Long-Term Bond Fund and Intermediate-Term Bond Fund since 1991. Prior to managing these Funds, Mr. Cormey was Vice President and Director of Quantitative Research for the Investment Adviser. Mr. Cormey joined the company as a security analyst in 1972. He received his B.S. from the University of Colorado.

Robert O. Lindig is a Vice President of Denver Investment Advisors. He has been primarily responsible for the day-to-day management of the Westcore Colorado Tax-Exempt Fund since its inception. Mr. Lindig has 34 years experience in the institutional bond market. Prior to his employment with the Investment Adviser, Mr. Lindig was Vice President and Trust Officer of First Interstate Bank of Denver, N.A. Mr. Lindig received his B.A. degree from Dartmouth College and his M.B.A. from Columbia University.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         25

--------------------------------------------------------------------------------

Management Of The Funds (continued)


[PICTURE OF MOUNTAINS]

--------------------------------------------------------------------------------
Breakdown of Management Expenses and Expense Limits
--------------------------------------------------------------------------------
  Each Fund pays the Investment Adviser an advisory fee under the advisory agreement. The fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.

  The Investment Adviser may from time to time voluntarily waive all or any portion of these fees and reimburse expenses of a Fund; however, it may modify or discontinue this practice at any time.

--------------------------------------------------------------------------------
                                   Contractual  Effective Advisory Fees for the
Fee Schedule                    Advisory Fees(%)  Year Ended May 31, 1996(%)
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund            .65%                   .65%
--------------------------------------------------------------------------------
Westcore Blue Chip Fund               .65%                   .55%
--------------------------------------------------------------------------------
Westcore Growth and Income Fund       .65%                   .47%
--------------------------------------------------------------------------------
Westcore Small-Cap Opportunity Fund  1.00%(1)                .21%
--------------------------------------------------------------------------------
Westcore Long-Term Bond Fund          .45%                   .36%
--------------------------------------------------------------------------------
Westcore Intermediate-Term Bond Fund  .45%                   .39%
--------------------------------------------------------------------------------
Westcore Colorado Tax-Exempt Fund     .50%                   .00%
--------------------------------------------------------------------------------

(1) ALTHOUGH THE FEE PAYABLE BY WESTCORE SMALL-CAP OPPORTUNITY FUND IS HIGHER THAN THE FEE PAYABLE BY THE OTHER FUNDS, THE INVESTMENT ADVISOR BELIEVES THAT IT IS WITHIN THE RANGE OF FEES PAYABLE BY FUNDS WITH COMPARABLE INVESTMENT OBJECTIVES AND POLICIES.

--------------------------------------------------------------------------------
26

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Inquiries


[PICTURE OF MOUNTAINS]


  Co-Administrators
--------------------------------------------------------------------------------
  ALPS and Denver Investment Advisors serve as co-administrators to the Funds (the "Administrators"). As Administrators, they have agreed to: assist in maintaining the Funds' office; furnish the Funds with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor each Fund's expense accruals; monitor compliance with each Fund's investment policies and limitations; and generally assist in each Fund's operations. The Administrators are entitled to receive a fee from each Fund for administrative services, computed daily and payable monthly, at the aggregate annual rate of .30% of each Fund's average daily net assets. The Administrators may voluntarily waive all or any portion of their administration fees from time to time.

  Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund.

  The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

Transfer Agent
--------------------------------------------------------------------------------
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02015,

provides the Funds with transfer agency services in return for compensation.

Other Information Concerning the Trust
and its Shares
--------------------------------------------------------------------------------
  Westcore Trust was originally organized as a Maryland corporation on January 11, 1982. It was reorganized as a Massachusetts business trust on December 10, 1985.

  The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes of shares. Pursuant to such authority, the Board has authorized the issuance of an unlimited number of shares representing interests in the Funds. No other classes or series of shares are currently offered.

Shareholder Meetings
--------------------------------------------------------------------------------
  Westcore Trust does not presently intend to hold meetings of shareholders except as required by the 1940 Act or other applicable law. Under the 1940 Act, the Board of Trustees is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee or trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold. It is contemplated that the shareholders of each Fund will vote separately by Fund on matters pertaining to its investment advisory agreement and any changes in its fundamental investment limitations.

  As of August 29, 1996, Wells Fargo Bank and its affiliated banks possessed, on behalf of their underlying customer accounts, voting or investment power with respect to a majority of all of the outstanding shares of Westcore Trust, and the Bank of New York held as Trustee 29.61% of the outstanding shares of the Westcore Small-Cap Opportunity Fund and, therefore, under the 1940 Act, they may be deemed to be a controlling person of the Trust and Fund, respectively.

Inquiries
--------------------------------------------------------------------------------
Please write or call Westcore Trust at the address or telephone number listed on the cover of this Prospectus with any inquires you may have regarding the Funds.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         27

[LOGO]  WESTCORE FUNDS      Supplemental Information
--------------------------------------------------------------------------------

Information on investment policies and additional risk factors.


[PICTURE OF MOUNTAINS]


  Denver Investment Advisors uses a range of different investments and investment techniques in seeking to achieve a Fund's investment objective. All Funds do not use all of the investments and investment techniques described below. The Westcore MIDCO Growth, Blue Chip, Growth and Income and Small-Cap Opportunity Funds are referred to collectively as the "Westcore Equity Funds." The Westcore Long-Term Bond, Intermediate- Term Bond and Colorado Tax-Exempt Funds are referred to collectively as the "Westcore Bond Funds."

Municipal Obligations (Westcore Bond Funds)

  Municipal Obligations include: (i) "general obligation" securities which are secured by the issuer's full faith, credit and taxing power; (ii) revenue securities which are payable only from the revenues derived from a particular facility or other specific revenue source such as the user of the facility being financed; (iii) "moral obligation" securities which are normally issued by special purpose public authorities; and (iv) private activity bonds (such as bonds issued by industrial development authorities) which are usually revenue securities issued by or for public authorities to finance a privately-operated facility.

  In many cases, the Internal Revenue Service has not ruled on whether the interest received on a Municipal Obligation is tax-exempt and, accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Funds and the Investment Adviser rely on these opinions and will not review the bases for them.

Special Considerations Regarding Investment in Colorado Obligations (Westcore Colorado Tax-Exempt Fund)

  The Fund normally invests at least 65% of its total assets in Colorado Obligations. If Colorado or any of its political subdivisions suffers serious financial difficulties such that its ability to pay its obligations might be jeopardized, the ability of such entities to market their securities, and the value of the Fund, could be adversely affected.

U.S. Government Obligations (All Westcore Funds)

  Each Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Money Market Instruments (All Westcore Funds)

  Each Fund may invest from time to time in money market instruments such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less. Bank obligations include bankers' acceptances, certain negotiable certificates of deposit and time deposits such as U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks. Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.

Variable and Floating Rate Instruments (Westcore Bond Funds)

  These Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities.

Repurchase Agreements and Reverse Repurchase Agreements (All Westcore Funds)

  In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

--------------------------------------------------------------------------------
28

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


  Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

Lower-Rated Securities (Westcore MIDCO Growth, Growth and Income and Small-Cap Opportunity Funds)

  Investments in issuers of securities rated below investment grade (commonly known as "junk bonds") are considered to be more speculative than securities rated investment grade and higher. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market;
(b) their greater sensitivity to interest rate and economic changes which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold;
(d) a greater risk of default or price changes due to changes in the issuer's creditworthiness; and (e) the adverse impact that legislation restricting lower-rated securities may have on their market.

Securities Lending (All Westcore Funds, other than Colorado Tax-Exempt Fund)

  These Funds may lend their portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 30% of its total assets.

Restricted Securities (All Westcore Funds)

  No Fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include repurchase agreements, securities loans and time deposits that are not terminable within seven days, certain municipal leases and certain securities that are not registered under the securities laws. Pursuant to guidelines adopted by the Board of Trustees, the Investment Adviser may determine that certain securities that are not registered under the Securities Act of 1933 are not illiquid and therefore are not subject to this 15% limitation. However, there can be no assurance that a liquid market will exist for any security at a particular time.

  In addition, the purchase of such securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these restricted securities.

Convertible Securities (All Westcore Funds, other than Blue Chip and Colorado Tax-Exempt Funds)

  These Funds may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Funds use the same research intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

  The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price.

Asset-Backed Securities (Westcore Bond Funds, other than Colorado Tax-Exempt
Fund)

  These Funds may purchase asset-backed securities which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                       29

--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

  Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities which could result in the Funds' experiencing difficulty in valuing or liquidating such securities.

Mortgage-Related Securities (Westcore Bond Funds, other than Colorado Tax-Exempt
Fund)

  These Funds may invest in mortgage-related securities issued or guaranteed by U.S. government agencies and private issuers. They may include mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

  Mortgage-related securities involve risks similar to those described above under "Asset-Backed Securities" including prepayment risks. In addition, CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations.

Options and Futures (All Westcore Funds, other than Colorado Tax-Exempt Fund)

  These Funds may buy put options and call options and write covered call and secured put options on securities and securities indices. A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index. Options purchased by a Fund will not exceed 5%, and options written by a Fund will not exceed 25%, of its net assets. All options will be listed on a national securities' exchange and issued by the Options Clearing Corporation.

  These Funds may also invest to a limited extent in futures contracts and options on futures contracts in order to reduce their exposure to movements of security prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a contract or securities index. Each Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade.

  In accordance with regulations of the Commodity Futures Trading Commission, a Fund's commodities transactions must constitute bona fide hedging or other permissible transactions. In addition, a Fund may not engage in commodities transactions if the sum of the amount of initial margin deposits and premiums paid for related options, other than for bona fide hedging transactions, would exceed 5% of its assets (after certain adjustments). In connection with a position in a futures contract or related option, a Fund will create a segregated account of liquid high-grade assets or will otherwise cover its position in accordance with SEC requirements.

  Options trading and futures transactions are highly specialized activities and carry greater than ordinary investment risks. The primary risks associated with the use of options and futures contracts are: (1) options and futures may fail as hedging techniques where the price movements of the securities underlying them do not follow the price movements of the portfolio securities subject to the hedge; (2) a Fund will likely be unable to control losses by closing

--------------------------------------------------------------------------------
30

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[PICTURE OF MOUNTAINS]


its position in these investments where a liquid secondary market does not exist; (3) losses from investing in futures transactions due to unanticipated market movements are potentially unlimited; and (4) gains and losses on investments in options and futures depend on the Investment Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

Foreign Currency Exchange Transactions (Westcore Equity Funds, other than Blue Chip Fund)

  Because these Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, they may enter into currency exchange transactions from time to time. A Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under these contracts the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Because there is a risk of loss to a Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

  A Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

When-Issued Purchases and Forward Commitments (All Westcore Funds)

  Each Fund may purchase or sell securities on a "when-issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. These transactions permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Fund would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because a Fund is required to set aside cash or liquid high-grade debt obligations in a segregated account to satisfy these purchase commitments, its liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.

Securities Issued by Other Investment Companies (All Westcore Funds)

  Each Fund may invest in securities issued by other investment companies subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as a shareholder of that company. These expenses would be in addition to the Fund's own expenses.

Foreign Securities (All Westcore Funds, other than Blue Chip Fund)

  There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Moreover, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         31

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------

Supplemental Information (Continued)


[PICTURE OF MOUNTAINS]


  Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities.

Stand-by Commitments (Westcore Colorado Tax-Exempt Fund)

  The Fund may acquire stand-by commitments under which a dealer agrees to purchase certain Municipal Obligations at the Fund's option at a price equal to their amortized cost value plus interest. These commitments will be used only to assist in maintaining the Fund's liquidity and not for trading purposes.

Portfolio Turnover (All Westcore Funds)

  A Fund may sell a portfolio investment soon after it is purchased if the Investment Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund involved and ultimately by its shareholders.

Risk Factors Associated with Derivative Instruments (All Westcore Funds)

  Each Fund may purchase certain "derivative" instruments as described above under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities and various floating rate instruments, including inverse floaters).

  Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more rapidly than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based or may be difficult to determine because of a lack of reliable objective information and an established secondary market; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Many of these instruments are proprietary products that have been recently developed by investment banking firms and it is uncertain how they will perform under different economic and interest rate scenarios.

--------------------------------------------------------------------------------
32

Appendix                                          Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Rating Categories


[PICTURE OF MOUNTAINS]


Moody's Investors Service, Inc.

--------------------------------------------------------------------------------
 Bond Rating     Explanation
--------------------------------------------------------------------------------
 Aaa             Highest quality, smallest degree of investment risk.
--------------------------------------------------------------------------------
 Aa              High quality; together with Aaa bonds, they compose the high-
                 grade bond group.
--------------------------------------------------------------------------------
 A               Upper medium-grade obligations; some favorable investment
                 attributes.
--------------------------------------------------------------------------------
 Baa             Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal payments appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time. Some
                 speculative characteristics.
--------------------------------------------------------------------------------
 Ba              More uncertain, with speculative elements. Questionable
                 protection of interest and principal payments.
--------------------------------------------------------------------------------
 B               Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or
                 maintenance of other contract terms over time.
--------------------------------------------------------------------------------
 Caa             Poor standing, may be in default; elements of danger with
                 respect to principal or interest payments.
--------------------------------------------------------------------------------
 Ca              Speculative in a high degree; may be in default.
--------------------------------------------------------------------------------
 C               Lowest-rated; extremely poor prospects of ever attaining
                 investment standing.
--------------------------------------------------------------------------------
 D               In default.


Standard & Poor's Ratings Group, Division of McGraw Hill

--------------------------------------------------------------------------------
 Bond Rating     Explanation
--------------------------------------------------------------------------------
 AAA             Highest rating; extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
 AA              High quality; very strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
 A               Strong capacity to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing
                 circumstances and economic conditions.
--------------------------------------------------------------------------------
BBB              Adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay interest and repay principal than for higher rated bonds.
--------------------------------------------------------------------------------
BB, B,           Predominantly speculative with respect to the issuer's capacity
CCC,             to meeting required interest and principal payments. BB-lowest
CC, C            degree of speculation; C-the highest degree of speculation.
                 Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
--------------------------------------------------------------------------------
 D               In default.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        33

[LOGO]  WESTCORE FUNDS


        370 17th Street
        Suite 2700
        Denver, CO 80202




        1-800-392-CORE (2673)
        www.westcore.com



             Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.